Shareholder Fees - FidelityManagedRetirementFunds-RetailComboPRO	Sep. 29, 2023 USD ($)
FidelityManagedRetirementFunds-RetailComboPRO | Fidelity Managed Retirement 2035 Fund
Shareholder Fees:
(fees paid directly from your investment)	none